Business, Basis of Presentation, Going Concern and Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative liability						$ 19,406	$ 12,567
Net loss		(2,056,347)	$ (107,495)	(2,157,270)	$ (215,095)	(1,316,356)	(423,710)
Negative working capital		$ 143,237		$ 143,237
Advertising costs						0	0
Impairment of Dino Might program	$ 818,472					818,472
Impairment recorded amount						$ 12,231
Common shares not included in computation of diluted loss per share						4,563
Maximum [Member]
Property and equipment, estimated useful lives						10 years
Minimum [Member]
Property and equipment, estimated useful lives						3 years